Supplement Dated April 27, 2015

To

Prospectuses Dated April 27, 2015

This supplement is intended for distribution with prospectuses dated April 27, 2015, or later, for variable life insurance contracts issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, as applicable.

If your policy is titled

VUL Accumulator	VUL Protector	Survivorship VUL
CVUL	Accumulation VUL	SPVL
EPVUL	Majestic Performance VUL	Protection VUL

Portfolio Annual Expenses

The Management Fees for the portfolios listed below have been revised to reflect a lower Management Fee and a reduction in the Total Operating Expenses.

Portfolio	Management Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Operating Expenses
Financial Industries	0.76%	0.05%	0.10%	0.08%	0.99%
Fundamental Large Cap Value	0.62%	0.05%	0.03%	0.00%	0.70%
Health Sciences	0.95%	0.05%	0.04%	0.00%	1.04%
Small Cap Growth	1.04%	0.05%	0.04%	0.00%	1.13%

If your policy is titled

Medallion Executive Variable Life Medallion Executive Variable Life II	Majestic Performance Survivorship Variable Universal Life
Medallion Executive Variable Life III	Protection Variable Universal Life
Majestic Variable Universal Life	Variable Estate Protection
Majestic Variable Universal Life 98	Variable Estate Protection Plus
Variable Master Plan Plus	Variable Estate Protection Edge
Majestic Variable COLI	Performance Executive Variable Life
Majestic Variable Estate Protection	Performance Survivorship Variable Universal Life
Majestic Variable Estate Protection 98 Majestic Performance VUL	Medallion Variable Universal Life Plus
Corporate VUL	Medallion Variable Universal Life Edge
Accumulation VUL Survivorship VUL	Medallion Variable Universal Life Edge II Majestic Performance VUL

Portfolio Annual Expenses

The Management Fees for the portfolios listed below have been revised to reflect a lower Management Fee and a reduction in the Total Operating Expenses.

Portfolio	Management Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Operating Expenses
Financial Industries	0.76%	0.00%	0.10%	0.08%	0.94%
Fundamental Large Cap Value	0.62%	0.00%	0.03%	0.00%	0.65%
Health Sciences	0.95%	0.00%	0.04%	0.00%	0.99%
Small Cap Growth	1.04%	0.00%	0.04%	0.00%	1.08%

If your policy is titled eVariable Life, Flex V1, Flex V2 or Medallion Variable Life, we revise the Maximum expense disclosed in the following table in your prospectus, as follows:

Total Annual Portfolio Expenses

Total Annual Portfolio Operating Expenses	Minimum	Maximum
Range of expenses, including management fees, distribution and/or service (12b-1) fees, and other expenses.[1]	0.49%	1.08%

Portfolio Annual Expenses

The Management Fees for the portfolios listed below have been revised to reflect a lower Management Fee and a reduction in the Total Operating Expenses.

Portfolio	Management Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Operating Expenses
Financial Industries	0.76%	0.00%	0.10%	0.08%	0.94%
Fundamental Large Cap Value	0.62%	0.00%	0.03%	0.00%	0.65%
Health Sciences	0.95%	0.00%	0.04%	0.00%	0.99%
Small Cap Growth	1.04%	0.00%	0.04%	0.00%	1.08%

You should read this supplement together with the prospectus for the contract you purchased, and retain both for future reference.

Prior to making any investment decisions, you should carefully review your product prospectus and all applicable supplements. In addition, you should review the prospectuses and applicable supplements for the underlying portfolios that we make available as investment options under the policies. The prospectuses describe the investment objectives, policies and restrictions of, and the risks relating to, investment in the portfolios. In the case of any of the portfolios that are operated as feeder funds, you should also review the prospectus for the corresponding master fund. If you need to obtain additional copies of any of these documents, please contact your representative or contact our Service Office at the address or telephone number on the back page of your product prospectus.

VLI ProdSupp VL2 5/2015

333-164150	333-164163	333-85284	333-127543	333-164175
333-164151	333-164165	333-88748	333-131139	333-164176
333-164152	333-164166	333-71136	333-131134	333-164158
333-164153	333-164167	333-100597	333-132905	333-164159
333-164156	333-164168	333-124150	333-157213	333-164160
333-164155	333-164169	333-131299	333-85296
333-164161	333-164170	333-157212	333-88972
333-164162	333-164173	333-100567	333-33504
333-164164	333-164174	333-126668	333-100664
333-164154	333-164171	333-152406	333-152407